Investment in and loan to Merit Functional Foods Corporation - Disclosure of financial position of the subsidiary (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
Investment In And Loan To Shareholders [Line Items]
Current assets	$ 7,615,494	$ 14,598,604
Current liabilities	1,043,755	1,446,480
Merit Functional Foods Corporation [Member]
Investment In And Loan To Shareholders [Line Items]
Current assets	8,772,383	16,125,384
Non-current assets	132,469,291	124,970,303
Current liabilities	6,026,955	9,303,585
Non-current liabilities	$ 103,910,943	$ 93,642,063